American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2022

VP Large Company Value - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%
Aerospace and Defense — 3.5%
General Dynamics Corp.	6,600	1,591,788
Raytheon Technologies Corp.	28,740	2,847,272
		4,439,060
Airlines — 1.5%
Southwest Airlines Co.(1)	39,562	1,811,940
Automobiles — 0.6%
Volkswagen AG, Preference Shares	3,990	685,687
Banks — 6.6%
JPMorgan Chase & Co.	25,785	3,515,011
Truist Financial Corp.	43,020	2,439,234
U.S. Bancorp	42,977	2,284,228
		8,238,473
Beverages — 1.0%
PepsiCo, Inc.	7,761	1,299,036
Capital Markets — 5.7%
Ameriprise Financial, Inc.	4,728	1,420,102
Bank of New York Mellon Corp.	62,228	3,088,376
BlackRock, Inc.	1,667	1,273,871
Northern Trust Corp.	11,508	1,340,107
		7,122,456
Communications Equipment — 4.3%
Cisco Systems, Inc.	65,722	3,664,659
F5, Inc.(1)	8,006	1,672,853
		5,337,512
Containers and Packaging — 1.4%
Sonoco Products Co.	28,393	1,776,266
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	8,845	3,121,489
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	76,692	3,906,691
Electric Utilities — 6.0%
Duke Energy Corp.	13,802	1,541,131
Edison International	12,288	861,389
Eversource Energy	12,714	1,121,248
Pinnacle West Capital Corp.	24,178	1,888,302
Xcel Energy, Inc.	29,366	2,119,344
		7,531,414
Electrical Equipment — 3.1%
Emerson Electric Co.	25,656	2,515,571
nVent Electric PLC	37,393	1,300,528
		3,816,099
Energy Equipment and Services — 0.9%
Baker Hughes Co.	31,705	1,154,379
Entertainment — 1.0%
Walt Disney Co.(1)	8,874	1,217,158
Equity Real Estate Investment Trusts (REITs) — 1.0%
Healthpeak Properties, Inc.	37,968	1,303,441
Food and Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV	42,518	1,367,613

Walmart, Inc.	10,337	1,539,386
		2,906,999
Food Products — 3.0%
Conagra Brands, Inc.	69,963	2,348,658
Mondelez International, Inc., Class A	22,744	1,427,868
		3,776,526
Health Care Equipment and Supplies — 8.2%
Becton Dickinson and Co.	5,926	1,576,316
Medtronic PLC	46,936	5,207,549
Zimmer Biomet Holdings, Inc.	27,201	3,479,008
		10,262,873
Health Care Providers and Services — 6.7%
Cigna Corp.	6,002	1,438,139
CVS Health Corp.	16,151	1,634,643
Henry Schein, Inc.(1)	16,486	1,437,414
McKesson Corp.	3,315	1,014,821
Quest Diagnostics, Inc.	9,568	1,309,476
Universal Health Services, Inc., Class B	11,047	1,601,263
		8,435,756
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA	13,241	1,077,498
Household Products — 4.2%
Colgate-Palmolive Co.	14,807	1,122,815
Henkel AG & Co. KGaA, Preference Shares	16,212	1,085,096
Kimberly-Clark Corp.	15,680	1,931,149
Procter & Gamble Co.	7,209	1,101,535
		5,240,595
Industrial Conglomerates — 1.1%
Siemens AG	10,153	1,405,858
Insurance — 5.4%
Aflac, Inc.	21,984	1,415,550
Allstate Corp.	22,585	3,128,248
Chubb Ltd.	5,894	1,260,727
MetLife, Inc.	14,411	1,012,805
		6,817,330
IT Services — 0.9%
Automatic Data Processing, Inc.	5,004	1,138,610
Machinery — 0.9%
Oshkosh Corp.	10,573	1,064,172
Media — 0.8%
Comcast Corp., Class A	21,555	1,009,205
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	11,597	1,857,260
Oil, Gas and Consumable Fuels — 5.4%
Chevron Corp.	6,544	1,065,560
ConocoPhillips	12,568	1,256,800
Exxon Mobil Corp.	31,405	2,593,739
TotalEnergies SE, ADR	35,952	1,817,014
		6,733,113
Paper and Forest Products — 0.6%
Mondi PLC	37,949	737,646
Personal Products — 2.0%
Unilever PLC, ADR	55,945	2,549,414
Pharmaceuticals — 8.3%
Johnson & Johnson	30,388	5,385,665

Merck & Co., Inc.	34,621	2,840,653
Pfizer, Inc.	20,836	1,078,680
Roche Holding AG	2,620	1,036,634
		10,341,632
Road and Rail — 0.9%
Norfolk Southern Corp.	3,904	1,113,499
Semiconductors and Semiconductor Equipment — 0.9%
Texas Instruments, Inc.	6,400	1,174,272
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	6,242	1,291,844
TOTAL COMMON STOCKS (Cost $102,859,888)		121,695,203
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF (Cost $1,237,007)	7,643	1,268,585
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	997,502	997,502
Repurchase Agreements — 2.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $277,861), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $272,364)		272,362
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $2,777,476), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $2,723,019)		2,723,000
		2,995,362
TOTAL SHORT-TERM INVESTMENTS (Cost $3,992,864)		3,992,864
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $108,089,759)		126,956,652
OTHER ASSETS AND LIABILITIES — (1.4)%		(1,781,942)
TOTAL NET ASSETS — 100.0%		$125,174,710

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	41,233	USD	44,309	Morgan Stanley	6/30/22	$483
USD	942,641	CHF	875,689	Morgan Stanley	6/30/22	(8,642)
USD	6,193,377	EUR	5,602,357	JPMorgan Chase Bank N.A.	6/30/22	(25,652)
USD	163,189	EUR	145,845	JPMorgan Chase Bank N.A.	6/30/22	1,290
USD	2,764,425	GBP	2,087,540	Bank of America N.A.	6/30/22	22,891
USD	78,558	GBP	59,839	Bank of America N.A.	6/30/22	(27)
						$(9,657)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	—	685,687	—
Food and Staples Retailing	1,539,386	1,367,613	—
Hotels, Restaurants and Leisure	—	1,077,498	—
Household Products	4,155,499	1,085,096	—
Industrial Conglomerates	—	1,405,858	—
Paper and Forest Products	—	737,646	—
Pharmaceuticals	9,304,998	1,036,634	—
Other Industries	99,299,288	—	—
Exchange-Traded Funds	1,268,585	—	—
Short-Term Investments	997,502	2,995,362	—
	116,565,258	10,391,394	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	24,664	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	34,321	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.